Certain Transactions (detail) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Related Party [Line Items]
Raw Materials and Supplies	$ 118,467,000	$ 108,438,000
Director [Member]
Related Party [Line Items]
Raw Materials and Supplies	$ 1,184,000	$ 872,000